Summary of Significant Accounting Policies - Summary of New Standards and Amendments Issued by the IASB (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IFRS 3 References to the Conceptual Framework
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted		Jan. 01, 2022
IAS 16 Proceeds before Intended Use
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted		Jan. 01, 2022
IAS 37 Onerous Contracts – Cost of Fulfilling a Contract
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted		Jan. 01, 2022
Annual Improvements to IFRS Standards 2018-2020 Cycle
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted		Jan. 01, 2022
IFRS 17 Insurance Contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023
IFRS 17 and IFRS 4 Amendments to IFRS 17 Insurance Contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023
IAS 1 Classification of Liabilities as Current or Non-current
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023
IAS 1 Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023
IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction' (Amendments to IAS 12)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023
IAS 1 Disclosure of Accounting Policies
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023
IAS 8 Definition of Accounting Estimates
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023